Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Allowance for bad debt and cash discounts	$ 27,276	$ 22,276
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized (in shares)	10,000,000	10,000,000
Common stock, issued (in shares)	8,185,160	7,975,160
Treasury stock, shares (in shares)	1,175,716